UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0415
1.820820.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.0017%	$ 1,000.00	$ 1,012.30	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	3.7	2.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.3	3.1
SLM Corp.	2.8	2.7
ADT Corp.	2.6	1.8
Aircastle Ltd.	2.4	2.2
	14.8
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	12.7	13.4
Telecommunications	10.2	8.6
Energy	9.9	8.5
Utilities	6.6	6.8
Services	5.3	3.5
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
BBB 1.9%	BBB 2.3%
BB 73.5%	BB 73.1%
B 19.8%	B 19.9%
Equities 0.0%	Equities 0.5%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Nonconvertible Bonds 81.4%		Nonconvertible Bonds 87.9%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.5%
	Bank Loan Obligations 9.5%		Bank Loan Obligations 5.9%
	Other Investments 4.3%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 4.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	26.8%	** Foreign investments	28.4%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.4%
	Principal Amount	Value
Aerospace - 0.5%
Triumph Group, Inc.:
4.875% 4/1/21	$ 3,505,000	$ 3,417,375
5.25% 6/1/22	140,000	137,900
		3,555,275
Air Transportation - 1.6%
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,425,600
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	518,335	580,535
5.5% 4/29/22	860,682	914,475
9.25% 5/10/17	199,275	220,199
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	690,000	715,875
6.75% 5/23/17	690,000	715,875
8.021% 8/10/22	747,149	868,187
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	999,772	1,082,253
12% 1/15/16 (b)	75,458	81,683
		12,604,682
Automotive & Auto Parts - 0.4%
Schaeffler Finance BV:
4.25% 5/15/21 (b)	625,000	631,250
4.75% 5/15/21 (b)	2,050,000	2,106,375
		2,737,625
Banks & Thrifts - 0.0%
Royal Bank of Scotland Group PLC 6% 12/19/23	105,000	117,545
Building Materials - 0.7%
Building Materials Corp. of America 5.375% 11/15/24 (b)	4,600,000	4,738,000
USG Corp. 5.5% 3/1/25 (b)	760,000	777,100
		5,515,100
Cable/Satellite TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24	640,000	660,000
CCOH Safari LLC 5.75% 12/1/24	1,160,000	1,200,600
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,595,900
Numericable Group SA:
4.875% 5/15/19 (b)	6,065,000	6,065,000
6% 5/15/22 (b)	4,025,000	4,095,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable/Satellite TV - continued
Numericable Group SA: - continued
6.25% 5/15/24 (b)	$ 5,980,000	$ 6,138,470
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)	545,000	557,263
		21,312,671
Chemicals - 0.7%
LSB Industries, Inc. 7.75% 8/1/19	1,355,000	1,412,588
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	2,954,000
PSPC Escrow Corp. 6.5% 2/1/22 (b)	1,180,000	1,243,425
		5,610,013
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2406% 12/15/19 (b)(d)	3,945,000	3,875,963
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	11,805,000	12,070,613
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	1,105,000	1,146,438
5.375% 1/15/25 (b)	1,105,000	1,153,344
		18,246,358
Diversified Financial Services - 12.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	3,955,000	4,182,413
5% 10/1/21 (b)	4,690,000	5,094,513
Aircastle Ltd.:
4.625% 12/15/18	3,275,000	3,406,000
5.125% 3/15/21	4,735,000	5,019,100
5.5% 2/15/22	765,000	820,463
6.25% 12/1/19	8,390,000	9,281,018
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	3,925,350
6.75% 12/15/20	3,145,000	3,184,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,209,000	3,301,419
5.875% 2/1/22	19,275,000	20,214,633
6% 8/1/20	2,230,000	2,386,100
ILFC E-Capital Trust I 4.37% 12/21/65 (b)(d)	1,875,000	1,776,563
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	1,545,000	1,487,063
International Lease Finance Corp.:
4.625% 4/15/21	510,000	538,050
5.875% 8/15/22	390,000	445,614
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.25% 5/15/19	$ 3,380,000	$ 3,789,825
Navient Corp.:
5% 10/26/20	515,000	521,438
5.875% 10/25/24	2,130,000	2,068,763
SLM Corp.:
4.875% 6/17/19	4,795,000	5,010,775
5.5% 1/15/19	4,715,000	4,962,538
5.5% 1/25/23	6,385,000	6,273,263
6.125% 3/25/24	4,155,000	4,175,775
8% 3/25/20	455,000	529,506
8.45% 6/15/18	1,220,000	1,393,850
		93,788,345
Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	845,000	857,675
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	2,050,000	2,132,000
		2,989,675
Energy - 9.6%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,890,000	1,946,700
4.875% 3/15/24	615,000	633,450
Antero Resources Corp. 5.125% 12/1/22 (b)	1,480,000	1,457,800
California Resources Corp.:
5% 1/15/20 (b)	3,195,000	2,931,413
5.5% 9/15/21 (b)	3,925,000	3,581,563
6% 11/15/24 (b)	2,055,000	1,831,519
Chesapeake Energy Corp.:
5.75% 3/15/23	1,000,000	1,043,750
6.125% 2/15/21	2,000,000	2,125,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,072,876
6.125% 7/15/22	1,195,000	1,280,144
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	2,395,000	2,371,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	3,685,000	3,703,425
Denbury Resources, Inc.:
5.5% 5/1/22	8,130,000	7,601,550
6.375% 8/15/21	4,025,000	3,864,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	$ 3,625,000	$ 3,715,625
Exterran Holdings, Inc. 7.25% 12/1/18	5,584,000	5,639,840
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,388,700
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,895,000	2,981,850
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	5,677,000	5,350,573
7.625% 4/15/21 (b)	290,000	302,325
Hornbeck Offshore Services, Inc.:
5% 3/1/21	475,000	403,750
5.875% 4/1/20	310,000	283,650
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,936,000	3,031,420
Rosetta Resources, Inc. 5.625% 5/1/21	1,760,000	1,676,400
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	1,605,000	1,613,025
5.75% 5/15/24	2,235,000	2,285,288
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (b)	1,750,000	1,820,000
6.875% 2/1/21	1,630,000	1,731,875
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	480,000	499,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	385,000	407,138
6.125% 10/15/21	245,000	259,700
6.25% 10/15/22 (b)	410,000	434,600
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	2,890,975
		74,160,174
Food & Drug Retail - 1.6%
JBS Investments GmbH:
7.25% 4/3/24 (b)	5,840,000	5,956,800
7.75% 10/28/20 (b)	1,655,000	1,741,888
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	4,545,000	4,476,825
		12,175,513
Food/Beverage/Tobacco - 3.0%
ESAL GmbH 6.25% 2/5/23 (b)	6,950,000	6,724,125
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,770,000	1,778,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	3,930,000	3,925,088
7.25% 6/1/21 (b)	2,335,000	2,456,175
7.25% 6/1/21 (b)	865,000	909,889
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.: - continued
8.25% 2/1/20 (b)	$ 3,235,000	$ 3,429,100
Vector Group Ltd. 7.75% 2/15/21	3,998,000	4,267,865
		23,491,092
Gaming - 3.0%
MCE Finance Ltd. 5% 2/15/21 (b)	8,870,000	8,559,550
Scientific Games Corp. 7% 1/1/22 (b)	6,250,000	6,437,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)	8,800,000	8,646,000
		23,643,050
Healthcare - 3.1%
Community Health Systems, Inc. 5.125% 8/1/21	3,025,000	3,153,563
HCA Holdings, Inc.:
3.75% 3/15/19	350,000	357,438
5% 3/15/24	6,985,000	7,543,800
HealthSouth Corp. 5.75% 11/1/24	615,000	642,675
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,385,000	5,748,488
Tenet Healthcare Corp.:
6% 10/1/20	2,970,000	3,229,875
6.25% 11/1/18	2,880,000	3,142,800
		23,818,639
Homebuilders/Real Estate - 3.8%
CBRE Group, Inc. 5% 3/15/23	10,560,000	11,088,000
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	835,580
4.375% 9/15/22	1,250,000	1,250,000
Howard Hughes Corp. 6.875% 10/1/21 (b)	800,000	841,000
Lennar Corp.:
4.125% 12/1/18	1,855,000	1,878,188
4.5% 6/15/19	665,000	684,950
4.5% 11/15/19	3,675,000	3,757,688
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	2,090,000	2,048,200
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	960,713
4.375% 4/15/23	2,145,000	2,166,450
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,410,000	3,371,638
5.875% 6/15/24 (b)	215,000	215,269
		29,097,676
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 0.8%
NCL Corp. Ltd.:
5% 2/15/18	$ 910,000	$ 930,475
5.25% 11/15/19 (b)	1,640,000	1,685,100
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	1,415,000	1,673,238
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,770,000	1,818,675
		6,107,488
Metals/Mining - 4.5%
CONSOL Energy, Inc. 5.875% 4/15/22	3,365,000	3,230,400
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	2,720,000	2,274,600
8.25% 11/1/19 (b)	5,285,000	4,994,325
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,050,000	2,106,375
7.875% 11/1/22 (b)	2,505,000	2,592,675
New Gold, Inc. 6.25% 11/15/22 (b)	2,885,000	2,856,150
Peabody Energy Corp.:
6% 11/15/18	8,995,000	8,185,450
6.25% 11/15/21	3,105,000	2,584,913
7.375% 11/1/16	1,115,000	1,170,750
7.875% 11/1/26	2,975,000	2,380,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	984,300
8.25% 1/15/21 (b)	1,735,000	1,676,444
		35,036,382
Paper - 2.0%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	9,215,000	9,537,525
7.75% 7/15/17 (b)	4,625,000	4,995,000
8.375% 6/15/19 (b)	1,115,000	1,200,019
		15,732,544
Publishing/Printing - 1.4%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	8,715,000	9,259,688
7% 2/15/22	620,000	678,900
7.875% 3/15/21	610,000	695,400
		10,633,988
Services - 5.0%
ADT Corp.:
3.5% 7/15/22	3,241,000	2,973,618
4.125% 4/15/19	7,358,000	7,459,173
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ADT Corp.: - continued
5.25% 3/15/20	$ 1,110,000	$ 1,162,725
APX Group, Inc. 6.375% 12/1/19	10,640,000	10,666,600
Audatex North America, Inc. 6% 6/15/21 (b)	4,665,000	4,956,563
Bankrate, Inc. 6.125% 8/15/18 (b)	1,540,000	1,543,850
CBRE Group, Inc. 5.25% 3/15/25	2,425,000	2,643,250
FTI Consulting, Inc. 6.75% 10/1/20	4,957,000	5,235,831
IHS, Inc. 5% 11/1/22 (b)	1,495,000	1,519,294
The GEO Group, Inc. 5.875% 1/15/22	900,000	949,500
		39,110,404
Steel - 1.4%
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	2,865,000	2,936,625
5.5% 10/1/24 (b)	4,075,000	4,227,813
6.125% 8/15/19	3,137,000	3,364,433
		10,528,871
Super Retail - 0.2%
Family Tree Escrow LLC:
5.25% 3/1/20 (b)	240,000	250,800
5.75% 3/1/23 (b)	1,195,000	1,257,738
		1,508,538
Technology - 3.6%
ADT Corp.:
4.125% 6/15/23	5,090,000	4,848,225
6.25% 10/15/21	3,720,000	4,026,900
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,925,000	3,851,406
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,085,000	3,158,269
5.875% 2/15/22	4,930,000	5,207,313
Nuance Communications, Inc. 5.375% 8/15/20 (b)	5,837,000	5,982,925
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	970,600
		28,045,638
Telecommunications - 10.2%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	921,150
6.625% 2/15/23 (b)	1,480,000	1,541,050
7.875% 12/15/19 (b)	5,840,000	6,205,000
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	4,645,000	4,505,650
MasTec, Inc. 4.875% 3/15/23	1,420,000	1,345,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 9,045,000	$ 8,502,300
8.75% 3/15/32	4,410,000	4,658,063
Sprint Communications, Inc.:
7% 3/1/20 (b)	7,065,000	7,826,678
9% 11/15/18 (b)	6,585,000	7,655,063
Sprint Corp. 7.875% 9/15/23	1,660,000	1,713,950
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	2,655,000	2,761,200
6% 3/1/23	4,535,000	4,730,050
6.375% 3/1/25	6,355,000	6,640,975
6.464% 4/28/19	7,455,000	7,734,563
6.5% 1/15/24	3,885,000	4,108,388
6.625% 4/1/23	2,135,000	2,260,431
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	5,750,000	5,807,500
		78,917,461
Transportation Ex Air/Rail - 1.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	7,935,000	7,439,063
Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,804,800
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,760,000	3,948,000
DPL, Inc. 6.75% 10/1/19 (b)	550,000	574,750
NRG Energy, Inc.:
6.25% 7/15/22	4,355,000	4,540,088
6.25% 5/1/24	4,650,000	4,743,000
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,816,969	8,422,785
RJS Power Holdings LLC 5.125% 7/15/19 (b)	6,680,000	6,579,800
The AES Corp.:
4.875% 5/15/23	5,580,000	5,468,400
7.375% 7/1/21	4,889,000	5,463,458
		44,545,081
TOTAL NONCONVERTIBLE BONDS (Cost $624,148,523)		630,468,891
Bank Loan Obligations - 9.5%

Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	3,387,362	3,378,894
Bank Loan Obligations - continued
	Principal Amount	Value
Air Transportation - 1.5%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (d)	$ 11,360,000	$ 11,416,800
Cable/Satellite TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	5,544,637	5,516,913
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	1,890,215	1,885,489
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	1,760,565	1,751,763
Diversified Financial Services - 0.2%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	1,556,080	1,553,163
Energy - 0.3%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	2,099,123	1,708,161
Targa Resources Corp. term loan 5.75% 2/27/22 (d)	660,000	658,350
		2,366,511
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (d)	3,000,000	3,000,000
Gaming - 1.8%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	6,890,000	6,890,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	4,018,854	4,018,854
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (d)	3,375,000	3,375,000
		14,283,854
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	2,897,551	2,893,929
Leisure - 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	1,979,788	1,964,940
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	1,540,858	1,429,146
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 0.3%
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	$ 1,663,630	$ 1,646,993
Tranche DD, term loan 4% 11/8/20 (d)	425,580	421,324
		2,068,317
Super Retail - 0.2%
Dollar Tree, Inc. Tranche B, term loan 2/6/22 (d)(e)	1,315,000	1,318,288
Technology - 1.5%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	949,252	948,065
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	5,759,083	5,780,968
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	5,128,943	5,077,654
		11,806,687
Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	4,399,068	4,272,594
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	2,290,472	2,290,472
		6,563,066
TOTAL BANK LOAN OBLIGATIONS (Cost $73,311,319)		73,197,760
Preferred Securities - 4.3%

Banks & Thrifts - 3.9%
Bank of America Corp.:
6.25% (c)(d)	885,000	937,489
6.5% (c)(d)	3,245,000	3,513,435
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,692,938
Barclays PLC 8.25% (c)(d)	1,790,000	1,941,492
Credit Agricole SA 6.625% (b)(c)(d)	6,590,000	6,623,042
Deutsche Bank AG 7.5% (c)(d)	3,200,000	3,301,753
JPMorgan Chase & Co.:
6% (c)(d)	1,020,000	1,044,496
6.75% (c)(d)	1,665,000	1,806,360
		29,861,005
Preferred Securities - continued
	Principal Amount	Value
Diversified Financial Services - 0.4%
Citigroup, Inc. 6.3% (c)(d)	$ 3,375,000	$ 3,500,542
TOTAL PREFERRED SECURITIES (Cost $31,933,702)		33,361,547
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $26,523,941)	26,523,941	26,523,941
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $755,917,485)		763,552,139
NET OTHER ASSETS (LIABILITIES) - 1.4%		10,914,889
NET ASSETS - 100%		$ 774,467,028
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,275,225 or 34.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,161
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 630,468,891	$ -	$ 630,468,891	$ -
Bank Loan Obligations	73,197,760	-	73,197,760	-
Preferred Securities	33,361,547	-	33,361,547	-
Money Market Funds	26,523,941	26,523,941	-	-
Total Investments in Securities:	$ 763,552,139	$ 26,523,941	$ 737,028,198	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.2%
Austria	3.9%
Bermuda	3.6%
Luxembourg	3.4%
Canada	3.0%
France	3.0%
Cayman Islands	2.2%
Australia	2.0%
Ireland	1.7%
United Kingdom	1.7%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $729,393,544)	$ 737,028,198
Fidelity Central Funds (cost $26,523,941)	26,523,941
Total Investments (cost $755,917,485)		$ 763,552,139
Receivable for investments sold		6,098,176
Interest receivable		9,708,205
Distributions receivable from Fidelity Central Funds		2,528
Total assets		779,361,048

Liabilities
Payable to custodian bank	$ 183,017
Payable for investments purchased	4,706,875
Distributions payable	54
Other payables and accrued expenses	4,074
Total liabilities		4,894,020

Net Assets		$ 774,467,028
Net Assets consist of:
Paid in capital		$ 766,832,374
Net unrealized appreciation (depreciation) on investments		7,634,654
Net Assets, for 7,286,351 shares outstanding		$ 774,467,028
Net Asset Value, offering price and redemption price per share ($774,467,028 ÷ 7,286,351 shares)		$ 106.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2015 (Unaudited)

Investment Income
Dividends		$ 554,419
Interest		16,358,332
Income from Fidelity Central Funds		19,161
Total income		16,931,912

Expenses
Custodian fees and expenses	$ 5,569
Independent directors' compensation	1,214
Total expenses before reductions	6,783
Expense reductions	(1,456)	5,327
Net investment income (loss)		16,926,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		717,727
Change in net unrealized appreciation (depreciation) on investment securities		(2,709,266)
Net gain (loss)		(1,991,539)
Net increase (decrease) in net assets resulting from operations		$ 14,935,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,926,585	$ 22,851,821
Net realized gain (loss)	717,727	8,656,678
Change in net unrealized appreciation (depreciation)	(2,709,266)	6,595,751
Net increase (decrease) in net assets resulting from operations	14,935,046	38,104,250
Distributions to partners from net investment income	(17,079,132)	(22,586,931)
Affiliated share transactions Proceeds from sales of shares	284,891,827	55,017,221
Reinvestment of distributions	17,078,796	22,586,218
Cost of shares redeemed	-	(14,977,411)
Net increase (decrease) in net assets resulting from share transactions	301,970,623	62,626,028
Total increase (decrease) in net assets	299,826,537	78,143,347

Net Assets
Beginning of period	474,640,491	396,497,144
End of period	$ 774,467,028	$ 474,640,491
Other Affiliated Information Shares
Sold	2,715,685	511,553
Issued in reinvestment of distributions	162,614	211,674
Redeemed	-	(141,283)
Net increase (decrease)	2,878,299	581,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 107.68	$ 103.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24
Income from Investment Operations
Net investment income (loss) D	2.638	5.687	6.163	6.937	7.354	7.729
Net realized and unrealized gain (loss)	(1.370)	3.995	(1.387)	5.796	.073	8.103
Total from investment operations	1.268	9.682	4.776	12.733	7.427	15.832
Distributions to partners from net investment income	(2.658)	(5.632)	(6.006)	(6.533)	(6.867)	(6.972)
Net asset value, end of period	$ 106.29	$ 107.68	$ 103.63	$ 104.86	$ 98.66	$ 98.10
Total ReturnB, C	1.23%	9.53%	4.58%	13.31%	7.61%	18.23%
Ratios to Average Net AssetsE, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.07%A	5.34%	5.80%	6.82%	7.27%	8.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 774,467	$ 474,640	$ 396,497	$ 464,917	$ 420,325	$ 437,584
Portfolio turnover rateF	47%A	78%	72%	41%	60%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,298,752
Gross unrealized depreciation	(9,465,937)
Net unrealized appreciation (depreciation) on securities	$ 7,832,815

Tax Cost	$ 755,719,324

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,461,956 and $149,127,854, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,214.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $242.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0415
1.861965.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.0013%	$ 1,000.00	$ 1,002.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Tenet Healthcare Corp.	2.2	1.9
Laureate Education, Inc.	2.1	1.8
Community Health Systems, Inc.	1.8	2.3
HCA Holdings, Inc.	1.5	1.3
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.	1.4	1.2
	9.0
Top Five Market Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.7	9.2
Telecommunications	9.3	8.5
Energy	8.2	9.1
Services	5.0	3.9
Diversified Financial Services	4.8	5.6
Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
BBB 0.9%	BBB 0.5%
BB 28.1%	BB 28.3%
B 47.2%	B 45.1%
CCC,CC,C 15.0%	CCC,CC,C 15.4%
Not Rated 0.3%	Not Rated 0.9%
Equities 1.9%	Equities 2.1%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	Nonconvertible Bonds 78.8%		Nonconvertible Bonds 77.7%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 2.1%
	Common Stocks 0.3%		Common Stocks 0.3%
	Bank Loan Obligations 10.0%		Bank Loan Obligations 10.3%
	Other Investments 2.5%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.6%		Short-Term Investments and Net Other Assets (Liabilities) 7.7%
* Foreign investments	22.8%	** Foreign investments	21.5%

Semiannual Report

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.0%
	Principal Amount	Value
Convertible Bonds - 0.2%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 269,903
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	1,543,800
TOTAL CONVERTIBLE BONDS		1,813,703
Nonconvertible Bonds - 78.8%
Aerospace - 0.6%
Bombardier, Inc. 7.5% 3/15/25 (e)(g)	615,000	615,000
GenCorp, Inc. 7.125% 3/15/21	205,000	216,788
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (e)	545,000	571,569
7.125% 3/15/21	710,000	765,132
KLX, Inc. 5.875% 12/1/22 (e)	625,000	638,281
TransDigm, Inc.:
6% 7/15/22	845,000	855,563
6.5% 7/15/24	830,000	848,675
Triumph Group, Inc.:
4.875% 4/1/21	390,000	380,250
5.25% 6/1/22	40,000	39,400
		4,930,658
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (e)	310,000	330,925
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	361,041	375,483
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	166,044
		872,452
Automotive & Auto Parts - 0.6%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	605,000	647,350
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(h)	489,993	58,799
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	234,000
Dana Holding Corp.:
5.5% 12/15/24	30,000	30,975
6.75% 2/15/21	360,000	381,600
Gates Global LLC / Gates Global Co. 6% 7/15/22 (e)	450,000	432,000
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	377,100
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,380,000	1,417,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive & Auto Parts - continued
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (e)(h)	$ 490,000	$ 536,550
6.875% 8/15/18 pay-in-kind (e)(h)	920,000	963,700
		5,080,024
Banks & Thrifts - 0.4%
Ocwen Financial Corp. 6.625% 5/15/19 (e)	685,000	606,225
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,620,000	2,775,107
		3,381,332
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	991,688
10% 1/15/18	3,100,000	2,755,125
11.25% 3/1/21	515,000	530,450
		4,277,263
Building Materials - 2.7%
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	607,375
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,680,000	1,868,496
CEMEX Finance LLC:
6% 4/1/24 (e)	1,785,000	1,787,338
9.375% 10/12/22 (e)	2,535,000	2,891,421
CEMEX S.A.B. de CV:
5.875% 3/25/19 (e)	490,000	507,273
7.25% 1/15/21 (e)	3,675,000	3,923,063
CPG Merger Sub LLC 8% 10/1/21 (e)	550,000	555,500
HD Supply, Inc.:
7.5% 7/15/20	1,805,000	1,931,350
11.5% 7/15/20	1,605,000	1,845,750
Headwaters, Inc. 7.625% 4/1/19	1,330,000	1,381,538
Masonite International Corp. 8.25% 4/15/21 (e)	640,000	681,600
Ply Gem Industries, Inc.:
6.5% 2/1/22	805,000	780,850
6.5% 2/1/22	840,000	806,400
U.S. Concrete, Inc. 8.5% 12/1/18	381,000	403,860
USG Corp.:
5.5% 3/1/25 (e)	800,000	818,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
5.875% 11/1/21 (e)	$ 530,000	$ 555,175
7.875% 3/30/20 (e)	750,000	812,813
		22,157,802
Cable/Satellite TV - 4.6%
Altice SA 7.75% 5/15/22 (e)	8,390,000	8,662,675
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	400,000	403,000
5.25% 3/15/21	840,000	865,200
5.75% 9/1/23	1,160,000	1,203,500
6.5% 4/30/21	2,375,000	2,499,688
6.625% 1/31/22	2,305,000	2,472,113
CCOH Safari LLC 5.5% 12/1/22	1,290,000	1,333,538
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,335,000	1,415,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	905,000	903,869
DISH DBS Corp.:
5% 3/15/23	865,000	832,563
5.125% 5/1/20	350,000	353,063
5.875% 7/15/22	550,000	556,875
6.75% 6/1/21	1,312,000	1,398,920
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	635,000	695,325
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	528,750
Numericable Group SA:
4.875% 5/15/19 (e)	2,735,000	2,735,000
6% 5/15/22 (e)	2,930,000	2,981,275
6.25% 5/15/24 (e)	985,000	1,011,103
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	515,000	545,900
Unitymedia KabelBW GmbH 6.125% 1/15/25 (e)	1,680,000	1,782,900
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	963,600
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	487,688
Virgin Media Finance PLC 4.875% 2/15/22	645,000	615,975
VTR Finance BV 6.875% 1/15/24 (e)	940,000	984,650
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,393,200
		37,625,470
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 1.0%
AECOM Technology Corp.:
5.75% 10/15/22 (e)	$ 465,000	$ 487,088
5.875% 10/15/24 (e)	400,000	425,000
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	470,000
Belden, Inc. 5.25% 7/15/24 (e)	220,000	220,000
General Cable Corp. 5.75% 10/1/22	2,518,000	2,190,660
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,345,000	3,110,850
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,194,588
		8,098,186
Chemicals - 3.7%
Chemtura Corp. 5.75% 7/15/21	415,000	411,888
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,955,000	2,822,025
Huntsman International LLC 4.875% 11/15/20	755,000	776,706
LSB Industries, Inc. 7.75% 8/1/19	300,000	312,750
Momentive Performance Materials, Inc. 3.88% 10/24/21	2,315,000	2,054,563
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	2,315,000	0
PSPC Escrow Corp. 6.5% 2/1/22 (e)	2,580,000	2,718,675
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	3,100,000	3,069,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	8,092,000	8,415,680
Tronox Finance LLC 6.375% 8/15/20	9,030,000	8,996,138
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (e)	645,000	667,575
5.625% 10/1/24 (e)	260,000	279,500
		30,524,500
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	925,000	832,500
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	237,050
6.625% 11/15/22	255,000	279,225
		1,348,775
Containers - 4.3%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(h)	3,846,302	3,933,805
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,094,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)	$ 1,760,000	$ 1,713,800
6.25% 1/31/19 (e)	1,120,000	1,122,800
6.75% 1/31/21 (e)	4,310,000	4,353,100
7% 11/15/20 (e)	284,118	281,987
9.125% 10/15/20 (e)	3,015,000	3,218,513
Ball Corp. 4% 11/15/23	605,000	594,413
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,730,000	2,347,800
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,020,000	1,042,950
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	254,800
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (e)	925,000	959,688
5.375% 1/15/25 (e)	925,000	965,469
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,620,450
6.875% 2/15/21	2,115,000	2,236,613
8.25% 2/15/21	3,225,000	3,394,313
Sealed Air Corp.:
5.25% 4/1/23 (e)	870,000	916,763
6.5% 12/1/20 (e)	920,000	1,042,084
8.375% 9/15/21 (e)	1,560,000	1,764,750
		34,858,261
Diversified Financial Services - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (e)	1,290,000	1,322,250
4.5% 5/15/21 (e)	1,700,000	1,797,750
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,055,600
5.125% 3/15/21	1,745,000	1,849,700
6.25% 12/1/19	895,000	990,049
7.625% 4/15/20	595,000	693,175
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)(g)	2,970,000	3,073,950
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,891,406
5% 8/15/22	675,000	717,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5.375% 5/15/20	$ 1,600,000	$ 1,720,000
5.5% 2/15/19 (e)	915,000	977,861
FLY Leasing Ltd. 6.75% 12/15/20	470,000	475,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,065,000	3,153,272
6% 8/1/20	1,640,000	1,754,800
ILFC E-Capital Trust I 4.37% 12/21/65 (e)(h)	615,000	582,713
International Lease Finance Corp.:
4.625% 4/15/21	915,000	965,325
5.875% 8/15/22	570,000	651,282
6.25% 5/15/19	1,280,000	1,435,200
8.25% 12/15/20	140,000	173,950
8.625% 1/15/22	620,000	802,900
8.75% 3/15/17	1,640,000	1,830,568
8.875% 9/1/17	1,460,000	1,669,875
MSCI, Inc. 5.25% 11/15/24 (e)	245,000	255,413
SLM Corp.:
4.875% 6/17/19	2,355,000	2,460,975
5.5% 1/25/23	715,000	702,488
6.125% 3/25/24	470,000	472,350
7.25% 1/25/22	535,000	591,175
8% 3/25/20	2,405,000	2,798,819
8.45% 6/15/18	965,000	1,102,513
		37,968,847
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	1,005,000	1,052,738
7.625% 3/15/20	1,185,000	1,241,288
Series B, 6.5% 11/15/22	1,060,000	1,118,300
7.625% 3/15/20	715,000	756,113
MDC Partners, Inc. 6.75% 4/1/20 (e)	568,000	597,820
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	695,275
5% 4/15/22 (e)	3,160,000	3,231,100
		8,692,634
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 7.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 565,000	$ 581,950
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	491,050
7% 5/20/22	985,000	1,053,950
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	465,000	485,925
6.5% 5/20/21	289,000	303,450
Antero Resources Corp. 5.125% 12/1/22 (e)	620,000	610,700
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	997,425
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20	650,000	659,750
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	395,288
5.625% 6/1/24 (e)	535,000	504,639
California Resources Corp.:
5% 1/15/20 (e)	975,000	894,563
6% 11/15/24 (e)	1,090,000	971,463
Chesapeake Energy Corp.:
4.875% 4/15/22	1,995,000	1,970,063
5.375% 6/15/21	1,800,000	1,822,500
5.75% 3/15/23	745,000	777,594
6.125% 2/15/21	895,000	950,938
6.875% 11/15/20	540,000	593,325
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	894,494
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	250,000	200,625
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	1,520,000	1,516,200
Clayton Williams Energy, Inc. 7.75% 4/1/19	685,000	643,900
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (e)	655,000	569,850
Consolidated Energy Finance SA 6.75% 10/15/19 (e)	2,290,000	2,267,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,340,000	1,343,350
6.125% 3/1/22	650,000	653,250
7.75% 4/1/19	755,000	786,144
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,965,000	1,974,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	$ 810,000	$ 785,700
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (e)	565,000	282,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	310,000	320,850
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	886,625
9.375% 5/1/20	1,235,000	1,318,363
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,000,000	1,002,500
6.75% 1/15/22	725,000	732,250
Gulfmark Offshore, Inc. 6.375% 3/15/22	505,000	415,363
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (e)	1,225,000	1,154,563
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	3,440,000	2,932,600
6.5% 5/15/19	1,925,000	1,684,375
8.625% 4/15/20	505,000	458,288
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	495,000	482,625
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	540,000	557,550
Offshore Group Investment Ltd. 7.5% 11/1/19	770,000	492,800
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	354,053
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,365,000	952,088
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	445,000	455,013
5.5% 4/15/23	460,000	480,700
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	460,000	458,850
Rosetta Resources, Inc.:
5.625% 5/1/21	725,000	690,563
5.875% 6/1/24	1,390,000	1,313,550
RSP Permian, Inc. 6.625% 10/1/22 (e)	385,000	387,406
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	910,000	931,613
5.625% 4/15/23	2,135,000	2,183,038
5.625% 3/1/25 (e)	1,540,000	1,547,700
5.75% 5/15/24	1,455,000	1,487,738
6.25% 3/15/22	2,805,000	2,952,263
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Samson Investment Co. 9.75% 2/15/20 (h)	$ 1,355,000	$ 460,700
SemGroup Corp. 7.5% 6/15/21	970,000	1,018,500
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	478,950
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	355,000	369,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	673,200
5.25% 5/1/23	330,000	336,600
6.375% 8/1/22	311,000	328,883
6.875% 2/1/21	580,000	616,250
Teine Energy Ltd. 6.875% 9/30/22 (e)	600,000	534,000
TerraForm Power Operating LLC 5.875% 2/1/23 (e)	505,000	525,200
Tesoro Corp. 5.125% 4/1/24	335,000	343,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	802,000	840,095
6.125% 10/15/21	890,000	943,400
6.25% 10/15/22 (e)	550,000	583,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (e)	350,000	358,750
		61,025,941
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,000,000	1,047,500
5.625% 2/15/24	400,000	426,500
5.875% 3/15/25	1,885,000	1,998,100
Regal Entertainment Group 5.75% 3/15/22	895,000	919,613
		4,391,713
Environmental - 2.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	2,655,000	2,761,200
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	475,463
5.25% 8/1/20	725,000	739,500
Covanta Holding Corp.:
5.875% 3/1/24	1,345,000	1,402,163
6.375% 10/1/22	811,000	873,853
7.25% 12/1/20	825,000	882,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	$ 2,780,000	$ 2,863,400
Tervita Corp.:
8% 11/15/18 (e)	5,385,000	4,886,888
9.75% 11/1/19 (e)	1,725,000	1,138,500
10.875% 2/15/18 (e)	1,550,000	1,015,870
		17,039,587
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (e)	1,550,000	1,530,625
JBS Investments GmbH:
7.25% 4/3/24 (e)	2,230,000	2,274,600
7.75% 10/28/20 (e)	3,505,000	3,689,013
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	3,210,000	3,161,850
Rite Aid Corp.:
6.75% 6/15/21	3,260,000	3,463,750
7.7% 2/15/27	364,000	412,230
Tops Markets LLC 8.875% 12/15/17	665,000	694,925
		15,226,993
Food/Beverage/Tobacco - 4.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,821,000	1,909,774
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	5,005,000	5,005,000
ESAL GmbH 6.25% 2/5/23 (e)	3,785,000	3,661,988
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	1,815,000	1,905,750
H.J. Heinz Co.:
4.25% 10/15/20	900,000	913,320
4.875% 2/15/25 (e)	830,000	834,150
6.375% 7/15/28	145,000	154,788
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	924,000
JBS Finance II Ltd. 8.25% 1/29/18 (e)	520,000	542,100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (e)	1,000,000	998,750
7.25% 6/1/21 (e)	1,940,000	2,040,676
7.25% 6/1/21 (e)	605,000	636,396
8.25% 2/1/20 (e)	2,480,000	2,628,800
Post Holdings, Inc.:
6% 12/15/22 (e)	1,240,000	1,219,850
6.75% 12/1/21 (e)	2,880,000	2,944,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc.: - continued
7.375% 2/15/22	$ 6,170,000	$ 6,432,225
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	219,250
		32,971,617
Gaming - 1.8%
Ameristar Casinos, Inc. 7.5% 4/15/21	745,000	788,769
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (e)	1,840,000	1,508,800
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,577,950
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	424,600
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	754,050
8.625% 2/1/19	910,000	1,046,500
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,386,563
Scientific Games Corp.:
6.625% 5/15/21 (e)	2,350,000	1,786,000
7% 1/1/22 (e)	615,000	633,450
10% 12/1/22 (e)	615,000	602,700
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	446,113
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,040,000	2,143,275
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,390,000	1,365,675
		14,464,445
Healthcare - 9.1%
Alere, Inc.:
6.5% 6/15/20	2,140,000	2,209,550
7.25% 7/1/18	790,000	848,263
AmSurg Corp. 5.625% 7/15/22	1,035,000	1,097,100
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	295,000	315,650
Community Health Systems, Inc.:
5.125% 8/1/21	4,010,000	4,180,425
6.875% 2/1/22	8,395,000	8,977,403
7.125% 7/15/20	1,115,000	1,191,656
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	295,800
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	1,850,000	1,919,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Endo Finance Co.:
5.375% 1/15/23 (e)	$ 1,410,000	$ 1,434,675
7% 12/15/20 (e)	375,000	396,563
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (e)	1,165,000	1,233,444
HCA Holdings, Inc.:
3.75% 3/15/19	1,755,000	1,792,294
5% 3/15/24	1,370,000	1,479,600
5.375% 2/1/25	1,665,000	1,764,900
5.875% 3/15/22	620,000	696,880
5.875% 5/1/23	510,000	558,450
6.25% 2/15/21	1,045,000	1,141,663
6.5% 2/15/20	2,595,000	2,951,813
HealthSouth Corp. 5.75% 11/1/24	650,000	679,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	230,000	247,825
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	110,000	113,025
Kindred Escrow Corp. II:
8% 1/15/20 (e)	295,000	320,075
8.75% 1/15/23 (e)	295,000	321,550
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	494,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (e)	730,000	771,975
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	705,000	750,825
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	1,610,000	1,726,725
6.75% 10/15/22	845,000	891,475
Opal Acquisition, Inc. 8.875% 12/15/21 (e)	125,000	129,063
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,450,488
5.5% 2/1/21	3,170,000	3,383,975
Service Corp. International 4.5% 11/15/20	440,000	445,500
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,123,900
4.5% 4/1/21	220,000	221,100
4.75% 6/1/20	620,000	638,600
5% 3/1/19 (e)	1,230,000	1,236,150
6% 10/1/20	960,000	1,044,000
6.75% 2/1/20	895,000	959,888
8.125% 4/1/22	9,564,000	10,831,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International:
5.5% 3/1/23 (e)	$ 1,885,000	$ 1,903,850
5.625% 12/1/21 (e)	590,000	598,850
6.75% 8/15/21 (e)	1,035,000	1,086,750
7% 10/1/20 (e)	715,000	750,750
7.25% 7/15/22 (e)	820,000	871,250
7.5% 7/15/21 (e)	1,555,000	1,687,175
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,815,000	2,962,788
		74,127,532
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	880,000	910,800
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,734,700
KB Home:
7.25% 6/15/18	230,000	245,813
8% 3/15/20	790,000	837,400
Lennar Corp. 4.5% 6/15/19	155,000	159,650
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (e)	615,000	615,000
Standard Pacific Corp. 8.375% 1/15/21	1,195,000	1,380,225
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	1,625,000	1,592,500
Toll Brothers Finance Corp. 5.625% 1/15/24	320,000	348,000
WCI Communities, Inc. 6.875% 8/15/21	385,000	392,700
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (e)	545,000	538,869
5.875% 6/15/24 (e)	395,000	395,494
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	346,725
8.5% 11/15/20	880,000	950,400
		10,448,276
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	495,000	511,682
6.75% 6/1/19	2,025,000	2,116,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,610,000	1,708,613
		4,336,420
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 1.0%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	$ 6,118,000	$ 6,286,245
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (e)(h)	2,210,000	2,198,950
		8,485,195
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (e)	2,110,000	1,809,325
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	1,585,000	1,626,527
5.375% 6/1/24 (e)	960,000	979,200
NCL Corp. Ltd. 5.25% 11/15/19 (e)	925,000	950,438
		5,365,490
Metals/Mining - 1.4%
Alpha Natural Resources, Inc.:
6% 6/1/19	225,000	68,063
6.25% 6/1/21	405,000	110,363
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	494,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	120,000	109,200
CONSOL Energy, Inc. 5.875% 4/15/22	2,505,000	2,404,800
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	432,905
First Quantum Minerals Ltd.:
6.75% 2/15/20 (e)	310,000	288,300
7% 2/15/21 (e)	925,000	857,938
7.25% 5/15/22 (e)	740,000	683,575
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	640,000	604,800
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	166,250
Murray Energy Corp. 9.5% 12/5/20 (e)	580,000	575,650
Peabody Energy Corp.:
6% 11/15/18	985,000	896,350
7.875% 11/1/26	955,000	764,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	455,000	439,075
8.25% 1/15/21 (e)	1,155,000	1,116,019
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (e)	160,000	166,400
7.375% 2/1/20 (e)	450,000	468,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Walter Energy, Inc.:
9.5% 10/15/19 (e)	$ 1,080,000	$ 718,200
12% 4/1/20 pay-in-kind (e)(h)	1,325,000	219,508
		11,583,796
Paper - 0.3%
NewPage Corp. 11.375% 12/31/49 (c)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,678,000
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(h)	725,000	727,719
R.R. Donnelley & Sons Co. 6% 4/1/24	400,000	413,500
		1,141,219
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	933,119
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	694,094
		1,627,213
Services - 3.6%
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,600,000	1,648,000
APX Group, Inc.:
6.375% 12/1/19	4,598,000	4,609,495
8.75% 12/1/20	2,235,000	2,050,613
ARAMARK Corp. 5.75% 3/15/20	870,000	909,150
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	648,125
6.125% 11/1/23 (e)	255,000	270,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (e)	655,000	669,738
5.5% 4/1/23	925,000	968,938
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	2,705,000	2,569,750
CBRE Group, Inc. 5.25% 3/15/25	885,000	964,650
Corrections Corp. of America 4.125% 4/1/20	1,005,000	1,015,050
Hertz Corp.:
5.875% 10/15/20	685,000	707,263
6.25% 10/15/22	1,340,000	1,393,600
IHS, Inc. 5% 11/1/22 (e)	610,000	619,913
Laureate Education, Inc. 10% 9/1/19 (e)	9,376,000	9,083,000
Seventy Seven Energy, Inc. 6.5% 7/15/22	470,000	244,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
The GEO Group, Inc.:
5.125% 4/1/23	$ 300,000	$ 306,000
6.625% 2/15/21	235,000	248,513
TMS International Corp. 7.625% 10/15/21 (e)	185,000	186,388
		29,112,886
Steel - 1.6%
Commercial Metals Co. 4.875% 5/15/23	1,440,000	1,375,200
Essar Steel Algoma, Inc. 9.5% 11/15/19 (e)	525,000	491,531
Evraz, Inc. NA Canada 7.5% 11/15/19 (e)	520,000	492,700
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,625,000	4,035,313
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	290,000	304,500
Steel Dynamics, Inc.:
5.125% 10/1/21 (e)	2,195,000	2,249,875
5.5% 10/1/24 (e)	3,895,000	4,041,063
		12,990,182
Super Retail - 2.3%
Asbury Automotive Group, Inc. 6% 12/15/24	925,000	968,938
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	2,495,000	2,201,838
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	1,105,000	961,350
7.75% 6/1/20 (e)	1,860,000	818,400
8.875% 3/15/19	195,000	121,875
9% 3/15/19 (e)	3,865,000	3,628,269
Family Tree Escrow LLC:
5.25% 3/1/20 (e)	255,000	266,475
5.75% 3/1/23 (e)	1,265,000	1,331,413
JC Penney Corp., Inc.:
5.65% 6/1/20	185,000	158,638
6.375% 10/15/36	471,000	337,943
7.4% 4/1/37	385,000	294,525
Netflix, Inc.:
5.5% 2/15/22 (e)	830,000	856,394
5.875% 2/15/25 (e)	830,000	858,013
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	5,175,000	5,511,375
The Bon-Ton Department Stores, Inc. 8% 6/15/21	465,000	375,488
		18,690,934
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 2.1%
ADT Corp. 6.25% 10/15/21	$ 820,000	$ 887,650
Avaya, Inc. 10.5% 3/1/21 (e)	1,488,138	1,298,400
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	600,000	560,250
BMC Software, Inc. 7.25% 6/1/18	625,000	600,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(h)	435,000	364,313
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	1,240,000	1,289,600
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,015,000	761,250
Entegris, Inc. 6% 4/1/22 (e)	265,000	275,600
First Data Corp.:
6.75% 11/1/20 (e)	643,000	689,618
8.75% 1/15/22 pay-in-kind (e)(h)	1,065,000	1,150,200
10.625% 6/15/21	292,000	335,800
12.625% 1/15/21	535,000	639,325
Infor U.S., Inc. 9.375% 4/1/19	415,000	445,606
Lucent Technologies, Inc. 6.45% 3/15/29	2,500,000	2,503,125
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	655,000	666,463
5.75% 3/15/23 (e)	225,000	240,750
Project Homestake Merger Corp. 8.875% 3/1/23 (e)	455,000	455,000
Sanmina Corp. 4.375% 6/1/19 (e)	950,000	957,125
VeriSign, Inc. 4.625% 5/1/23	695,000	695,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,465,000	2,606,738
		17,421,813
Telecommunications - 9.2%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	624,663
6.75% 11/15/20 (e)	1,485,000	1,588,950
Altice Financing SA:
6.5% 1/15/22 (e)	3,565,000	3,689,775
6.625% 2/15/23 (e)	1,565,000	1,629,556
7.875% 12/15/19 (e)	350,000	371,875
Altice Finco SA:
8.125% 1/15/24 (e)	2,785,000	2,950,429
9.875% 12/15/20 (e)	1,575,000	1,752,188
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,140,000
Columbus International, Inc. 7.375% 3/30/21 (e)	5,285,000	5,549,250
Crown Castle International Corp. 5.25% 1/15/23	660,000	696,300
Digicel Group Ltd.:
6% 4/15/21 (e)	3,455,000	3,429,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
6.75% 3/1/23 (e)	$ 1,760,000	$ 1,774,960
Inmarsat Finance PLC 4.875% 5/15/22 (e)	1,410,000	1,434,957
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,400,000	3,217,250
6.625% 12/15/22 (Reg. S)	675,000	659,813
7.5% 4/1/21	2,155,000	2,257,363
Intelsat Luxembourg SA 7.75% 6/1/21	2,680,000	2,482,350
Level 3 Financing, Inc.:
5.625% 2/1/23 (e)	830,000	854,900
6.125% 1/15/21	1,020,000	1,079,925
7% 6/1/20	675,000	725,767
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,798,775
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	399,750
SBA Communications Corp. 5.625% 10/1/19	445,000	468,363
Sprint Capital Corp.:
6.875% 11/15/28	2,735,000	2,570,900
6.9% 5/1/19	7,580,000	7,845,300
Sprint Communications, Inc. 6% 11/15/22	1,015,000	983,281
Sprint Corp.:
7.125% 6/15/24	1,595,000	1,587,025
7.25% 9/15/21	3,850,000	3,924,594
7.625% 2/15/25	615,000	621,150
7.875% 9/15/23	2,570,000	2,653,525
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,199,462
6.125% 1/15/22	655,000	689,388
6.25% 4/1/21	1,310,000	1,370,588
6.464% 4/28/19	652,000	676,450
6.542% 4/28/20	1,150,000	1,222,462
6.625% 4/1/23	1,440,000	1,524,600
6.633% 4/28/21	970,000	1,031,838
ViaSat, Inc. 6.875% 6/15/20	870,000	917,850
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	4,270,000	4,312,700
7.375% 4/23/21 (e)	1,405,000	1,464,713
		75,172,073
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles/Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (e)	$ 1,410,000	$ 1,283,100
Hanesbrands, Inc. 6.375% 12/15/20	226,000	240,690
		1,523,790
Transportation Ex Air/Rail - 1.3%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	460,688
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,804,400
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	1,880,000	1,880,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	2,405,000	2,254,688
8.125% 2/15/19	2,265,000	1,947,900
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	420,000	405,300
Teekay Corp. 8.5% 1/15/20	825,000	926,063
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	1,205,400
		10,884,439
Utilities - 1.7%
Calpine Corp.:
5.5% 2/1/24	1,660,000	1,678,675
6% 1/15/22 (e)	815,000	888,758
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	310,000	325,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
7.375% 11/1/22 (e)	605,000	640,544
7.625% 11/1/24 (e)	110,000	116,738
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	174,888
9.875% 10/15/20	665,000	674,975
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (e)	170,000	168,300
InterGen NV 7% 6/30/23 (e)	2,980,000	2,860,800
Mirant Americas Generation LLC:
8.5% 10/1/21	740,000	688,200
9.125% 5/1/31	479,000	443,075
NRG Energy, Inc. 7.875% 5/15/21	465,000	505,455
NSG Holdings II, LLC 7.75% 12/15/25 (e)	907,901	978,263
RJS Power Holdings LLC 5.125% 7/15/19 (e)	1,940,000	1,910,900
RRI Energy, Inc. 7.875% 6/15/17	555,000	557,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Utilities - continued
The AES Corp.:
3.2336% 6/1/19 (h)	$ 555,000	$ 546,675
7.375% 7/1/21	505,000	564,338
		13,723,859
TOTAL NONCONVERTIBLE BONDS		644,249,617
TOTAL CORPORATE BONDS (Cost $642,930,085)		646,063,320
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(h) (Cost $32,922)	55,329	38,443
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	448,209
Building Materials - 0.2%
Nortek, Inc. (a)	18,580	1,442,737
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	65,671
Class B (a)	254	21,862
		87,533
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	140,400
TOTAL COMMON STOCKS (Cost $2,750,334)		2,118,879
Preferred Stocks - 1.6%
	Shares	Value
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,366	$ 2,768,220
Huntington Bancshares, Inc. 8.50% (a)	3,170	4,342,900
		7,111,120
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,500	1,508,438
TOTAL CONVERTIBLE PREFERRED STOCKS		8,619,558
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	4,286	4,297,385
TOTAL PREFERRED STOCKS (Cost $9,420,450)		12,916,943
Bank Loan Obligations - 10.0%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 697,205	694,591
Tranche D, term loan 3.75% 6/4/21 (h)	960,175	957,775
		1,652,366
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.5% 8/23/19 (h)	514,800	514,800
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	1,528,450	1,520,808
		2,035,608
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	529,600	529,600
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	343,124	343,124
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (h)	442,775	440,008
		783,132
Bank Loan Obligations - continued
	Principal Amount	Value
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	$ 931,572	$ 931,572
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	759,529	755,732
		1,687,304
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	2,485,049	2,385,647
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	1,613,424	1,609,390
SRAM LLC. Tranche B, term loan 4.0162% 4/10/20 (h)	672,563	670,882
		4,665,919
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	1,199,599	1,198,100
Consumer Products - 0.2%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	1,251,735	1,250,233
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	774,725	770,851
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	513,500	503,230
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	1,860,000	1,807,102
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)	1,950,000	1,501,500
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	1,515,000	965,813
		4,274,415
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	579,675	578,950
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	875,000	871,719
		1,450,669
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	4,574,616	4,551,743
Bank Loan Obligations - continued
	Principal Amount	Value
Environmental - continued
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	$ 729,488	$ 729,488
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	412,746	389,013
		5,670,244
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	4,243,227	3,856,032
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	246,875	243,480
		4,099,512
Healthcare - 0.6%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	485,000	481,363
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	508,075	504,264
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0051% 5/1/18 (h)	972,317	971,151
Tranche B 5LN, term loan 2.922% 3/31/17 (h)	651,058	651,058
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (h)	2,098,227	2,085,113
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	562,658	564,065
		5,257,014
Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	1,099,615	1,099,615
Hotels - 0.4%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	2,916,505	2,916,505
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	2,902,398	2,862,490
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	179,100	177,757
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	468,259	330,123
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	1,948,476	1,807,212
		2,137,335
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	$ 1,409,350	$ 1,402,303
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	686,623	669,457
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	1,134,988	1,123,638
Tranche DD, term loan 4% 11/8/20 (h)	290,346	287,442
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	8,299,639	7,780,911
		11,263,751
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	405,000	384,750
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	980,075	950,673
		1,335,423
Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (h)	1,000,000	965,000
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	2,347,637	2,212,648
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	2,496,995	2,481,389
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	3,437,775	3,411,992
		9,071,029
Technology - 1.4%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	207,271	207,790
Avaya, Inc. Tranche B 3LN, term loan 4.672% 10/26/17 (h)	554,876	535,455
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	3,700,512	3,672,758
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	417,738	416,172
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	3,695,399	3,649,207
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	918,604	909,418
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	459,188	456,892
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	421,813	415,485
Tranche 2LN, term loan 8% 4/9/22 (h)	360,000	342,000
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9235% 2/28/17 (h)	$ 247,254	$ 247,254
Tranche E, term loan 4% 3/8/20 (h)	298,494	299,240
		11,151,671
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	537,393	536,184
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	225,000	223,313
		759,497
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	1,940,450	1,884,662
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	261,033	256,791
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	709,638	693,671
		2,835,124
TOTAL BANK LOAN OBLIGATIONS (Cost $83,673,069)		81,438,394
Preferred Securities - 2.5%

Banks & Thrifts - 2.3%
Bank of America Corp. 6.25% (f)(h)	1,320,000	1,398,288
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,896,115
Barclays PLC:
6.625% (f)(h)	3,685,000	3,650,288
8.25% (f)(h)	1,330,000	1,442,561
Credit Agricole SA:
6.625% (e)(f)(h)	1,410,000	1,417,070
7.875% (e)(f)(h)	1,295,000	1,381,678
Credit Suisse Group 7.5% (e)(f)(h)	1,165,000	1,268,666
Credit Suisse Group AG 6.25% (e)(f)(h)	1,205,000	1,209,138
JPMorgan Chase & Co.:
6.125% (f)(h)	470,000	496,334
6.75% (f)(h)	910,000	987,260
Lloyds Banking Group PLC 7.5% (f)(h)	2,260,000	2,397,483
Societe Generale 6% (e)(f)(h)	685,000	654,579
		19,199,460
Preferred Securities - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (f)(h)	$ 1,530,000	$ 1,586,912
TOTAL PREFERRED SECURITIES (Cost $20,015,244)		20,786,372
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $44,387,607)	44,387,607	44,387,607
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $803,209,711)		807,749,958
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,131,349
NET ASSETS - 100%		$ 817,881,307
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $320,418,277 or 39.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,986
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,508,438	$ -	$ 1,508,438	$ -
Financials	11,856,714	7,559,329	4,297,385	-
Industrials	1,530,270	1,442,737	-	87,533
Telecommunication Services	140,400	140,400	-	-
Corporate Bonds	646,063,320	-	646,004,521	58,799
Commercial Mortgage Securities	38,443	-	-	38,443
Bank Loan Obligations	81,438,394	-	80,957,031	481,363
Preferred Securities	20,786,372	-	20,786,372	-
Money Market Funds	44,387,607	44,387,607	-	-
Total Investments in Securities:	$ 807,749,958	$ 53,530,073	$ 753,553,747	$ 666,138
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.2%
Luxembourg	6.5%
Canada	2.9%
Ireland	2.2%
United Kingdom	1.8%
Netherlands	1.5%
Bermuda	1.3%
France	1.3%
Austria	1.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $758,822,104)	$ 763,362,351
Fidelity Central Funds (cost $44,387,607)	44,387,607
Total Investments (cost $803,209,711)		$ 807,749,958
Cash		3,876,417
Receivable for investments sold		5,657,359
Dividends receivable		83,014
Interest receivable		12,019,561
Distributions receivable from Fidelity Central Funds		3,511
Total assets		829,389,820

Liabilities
Payable for investments purchased Regular delivery	$ 8,228,988
Delayed delivery	3,275,000
Distributions payable	68
Other payables and accrued expenses	4,457
Total liabilities		11,508,513

Net Assets		$ 817,881,307
Net Assets consist of:
Paid in capital		$ 813,341,060
Net unrealized appreciation (depreciation) on investments		4,540,247
Net Assets, for 7,095,723 shares outstanding		$ 817,881,307
Net Asset Value, offering price and redemption price per share ($817,881,307 ÷ 7,095,723 shares)		$ 115.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015 (Unaudited)
Investment Income
Dividends		$ 1,312,675
Interest		24,056,215
Income from Fidelity Central Funds		21,986
Total income		25,390,876

Expenses
Custodian fees and expenses	$ 5,437
Independent directors' compensation	1,650
Interest	103
Miscellaneous	5
Total expenses before reductions	7,195
Expense reductions	(2,222)	4,973
Net investment income (loss)		25,385,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,901,856
Change in net unrealized appreciation (depreciation) on investment securities		(28,353,624)
Net gain (loss)		(24,451,768)
Net increase (decrease) in net assets resulting from operations		$ 934,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,385,903	$ 52,005,004
Net realized gain (loss)	3,901,856	13,784,287
Change in net unrealized appreciation (depreciation)	(28,353,624)	13,303,382
Net increase (decrease) in net assets resulting from operations	934,135	79,092,673
Distributions to partners from net investment income	(24,599,390)	(50,302,372)
Affiliated share transactions Proceeds from sales of shares	-	2,002,563
Reinvestment of distributions	24,598,951	50,301,466
Cost of shares redeemed	(55,056,000)	-
Net increase (decrease) in net assets resulting from share transactions	(30,457,049)	52,304,029
Total increase (decrease) in net assets	(54,122,304)	81,094,330

Net Assets
Beginning of period	872,003,611	790,909,281
End of period	$ 817,881,307	$ 872,003,611
Other Affiliated Information Shares
Sold	-	17,403
Issued in reinvestment of distributions	214,164	426,909
Redeemed	(480,000)	-
Net increase (decrease)	(265,836)	444,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2015	Years ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 118.45	$ 114.34	$ 113.92	$ 106.05	$ 105.40	$ 94.45
Income from Investment Operations
Net investment income (loss) D	3.515	7.292	7.828	8.659	9.048	9.362
Net realized and unrealized gain (loss)	(3.297)	3.876	(.180)	6.901	(.660)	9.337
Total from investment operations	.218	11.168	7.648	15.560	8.388	18.699
Distributions to partners from net investment income	(3.408)	(7.058)	(7.228)	(7.690)	(7.738)	(7.749)
Net asset value, end of period	$ 115.26	$ 118.45	$ 114.34	$ 113.92	$ 106.05	$ 105.40
Total Return B, C	.23%	9.97%	6.79%	15.22%	7.88%	20.25%
Ratios to Average Net Assets E, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	6.17% A	6.20%	6.73%	7.93%	8.18%	9.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 817,881	$ 872,004	$ 790,909	$ 740,594	$ 642,811	$ 531,596
Portfolio turnover rate F	39% A	56%	42%	36%	43%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,712,977
Gross unrealized depreciation	(22,287,777)
Net unrealized appreciation (depreciation) on securities	$ 6,425,200

Tax Cost	$ 801,324,758

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,733,855 and $167,773,725, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc.( the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,280,000.36%		$ 103

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,650.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $572.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on the collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,291,395 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015